Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

September 30, 2019

PFL-QTLY-1119
1.807743.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	811,097
Pennsylvania - 93.0%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,029,400
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,165,970
5% 12/1/30	1,365,000	1,593,569
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,769,576
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,210,000	1,358,152
Series 2018:
5% 3/1/33	1,570,000	1,935,575
5% 3/1/34	2,250,000	2,767,208
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
4% 7/15/37	1,600,000	1,807,952
4% 7/15/38	1,400,000	1,574,762
4% 7/15/39	1,250,000	1,399,063
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2018, 5% 6/1/43	4,750,000	5,762,368
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,654,760
Berks County Series 1992, 0% 11/15/19 (Escrowed to Maturity)	625,000	623,972
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	580,445
5% 7/1/27	490,000	568,243
5% 7/1/28	540,000	627,685
5% 7/1/29	710,000	826,696
5% 7/1/30	685,000	794,737
5% 7/1/35	1,885,000	2,157,571
5% 7/1/39	6,675,000	7,570,718
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,651,611
5% 7/15/30	1,500,000	1,876,740
5% 7/15/31	1,250,000	1,556,050
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,130,420
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,233,500
Series 2016 A:
4% 11/15/32	350,000	384,125
4% 11/15/34	250,000	273,300
4% 11/15/35	200,000	218,192
5% 11/15/28	840,000	1,001,574
5% 11/15/29	1,625,000	1,932,028
5% 11/15/30	685,000	811,684
5% 11/15/46	6,605,000	7,531,417
Series 2016 B:
4% 11/15/40	600,000	644,004
4% 11/15/47	3,605,000	3,840,947
Series 2018 A:
5% 11/15/26	1,140,000	1,380,050
5% 11/15/27	225,000	277,128
5% 11/15/28	200,000	245,952
5% 11/15/29	200,000	245,728
Commonwealth Fing. Auth. Rev.:
Series 2013 A2:
5% 6/1/24	800,000	870,872
5% 6/1/25	1,175,000	1,277,155
5% 6/1/26	1,250,000	1,359,738
Series 2019 B:
5% 6/1/28	1,000,000	1,246,310
5% 6/1/29	1,000,000	1,267,730
5% 6/1/30	1,000,000	1,283,850
5% 6/1/31	1,150,000	1,495,299
Series 2020 A:
5% 6/1/31 (b)	3,500,000	4,417,735
5% 6/1/32 (b)	3,500,000	4,399,815
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,657,849
Series 2016:
5% 5/1/30	1,000,000	1,200,390
5% 5/1/31	500,000	596,420
5% 5/1/32	750,000	890,040
5% 5/1/33	2,210,000	2,617,414
5% 5/1/34	1,000,000	1,181,880
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,253,032
5% 5/1/48	4,000,000	4,496,960
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,508,440
5% 6/1/35	1,000,000	1,180,400
5% 6/1/36	500,000	588,985
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,154,350
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	373,608
5% 8/1/22	300,000	330,654
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,204,134
5% 7/1/27	2,500,000	2,734,275
Series 2016 A, 5% 7/1/46	3,500,000	3,866,905
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	235,830
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	2,864,208
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,413,533
5% 8/1/34	1,000,000	1,112,120
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,770,000	1,822,038
5.375% 7/1/42 (Pre-Refunded to 7/1/20 @ 100)	2,130,000	2,193,794
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,131,400
Series 2017 A2, 5% 2/15/39	1,880,000	2,233,684
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	660,006
6% 6/1/39	1,625,000	1,779,456
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	684,253
5% 11/1/25	665,000	785,930
5% 11/1/27	1,105,000	1,351,658
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,211,050
5% 8/15/33	1,000,000	1,205,560
5% 8/15/34	1,000,000	1,202,650
5% 8/15/36	1,000,000	1,197,400
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,749,203
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,911,044
5% 4/1/44	1,295,000	1,478,074
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,517,525
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,336,757
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	185,000
5% 10/1/20	215,000	220,562
5% 10/1/21	245,000	257,657
5% 10/1/22	275,000	296,131
5% 10/1/23	1,305,000	1,436,048
5% 10/1/24	335,000	376,242
5% 10/1/25	750,000	843,398
5% 10/1/26	1,000,000	1,123,480
5% 10/1/27	1,000,000	1,121,130
Series 2016 A, 5% 10/1/40	4,000,000	4,456,760
Series 2018 A, 5% 9/1/26	1,500,000	1,818,990
Series 2019:
4% 9/1/34	2,500,000	2,811,775
4% 9/1/35	1,400,000	1,569,610
4% 9/1/36	1,200,000	1,341,492
4% 9/1/37	1,000,000	1,113,190
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,641,254
5% 12/1/35	1,000,000	1,222,150
5% 12/1/36	2,660,000	3,245,040
5% 12/1/37	1,515,000	1,841,119
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,148,450
5% 4/1/42	1,000,000	1,148,070
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,822,920
5% 8/15/43	2,000,000	2,377,980
5% 8/15/48	2,500,000	2,970,425
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,600,354
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	499,800
5% 7/1/29	300,000	373,629
5% 7/1/30	375,000	465,056
5% 7/1/31	425,000	524,879
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,882,890
5% 3/1/25	3,255,000	3,511,331
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2019 B1, 1.5%, tender 10/15/19 (a)(c)	100,000	99,992
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/31	7,000,000	8,204,350
Series 2015, 5% 3/15/33	2,880,000	3,361,046
Series 2017, 5% 1/1/28	7,000,000	8,611,529
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,335,600
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/20	300,000	304,361
5% 3/1/22	275,000	297,740
5% 3/1/23	585,000	641,219
First Series 2012:
5% 4/1/21	500,000	527,190
5% 4/1/22	600,000	652,224
5% 4/1/23	800,000	868,600
5% 4/1/24	1,100,000	1,192,917
Series 2010 E, 5% 5/15/31	2,500,000	2,553,400
Series 2016, 5% 5/1/33	2,200,000	2,584,824
Series 2017 A, 5% 8/15/46	3,000,000	3,607,320
Series 2018 A, 5% 2/15/48	4,000,000	4,885,520
Series 2019 A:
4% 3/1/37	750,000	851,573
5% 3/1/36	1,000,000	1,247,210
5% 3/1/38	1,000,000	1,238,950
5% 3/1/39	1,000,000	1,235,990
Series 2019:
4% 12/1/44	1,000,000	1,127,180
4% 12/1/48	1,000,000	1,123,130
Series AT-1 5% 6/15/31	5,000,000	5,971,500
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,458,813
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,455,225
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,453,513
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,172,055
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,890,988
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,315,545
5% 9/1/31	1,415,000	1,686,241
Series 2019 A, 5% 9/1/48	6,390,000	7,943,601
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,991,450
Series 2013 A2, 5% 12/1/38	2,500,000	3,042,825
Series 2014 A, 5% 12/1/31	865,000	1,007,258
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	5,438,180
Series 2017 A1:
5% 12/1/30	3,500,000	4,353,545
5% 12/1/31	2,000,000	2,478,220
5% 12/1/33	1,500,000	1,848,135
Series 2018 A2, 5% 12/1/43	5,000,000	6,111,850
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	419,591
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,502,320
5% 7/1/31 (a)	1,000,000	1,209,410
5% 7/1/33 (a)	2,250,000	2,706,908
5% 7/1/37 (a)	5,065,000	6,029,173
5% 7/1/42 (a)	4,000,000	4,714,160
5% 7/1/47 (a)	3,035,000	3,556,565
Philadelphia Auth. For Indl. Series 2017, 5% 11/1/47	5,000,000	5,616,950
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,465,466
5% 8/1/29	2,000,000	2,356,860
5% 8/1/30	1,500,000	1,762,050
5% 8/1/31	1,100,000	1,288,265
5% 10/1/33	1,500,000	1,792,680
5% 10/1/34	500,000	595,315
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,842,060
Series 2019 B:
5% 2/1/38	3,000,000	3,713,130
5% 2/1/39	2,500,000	3,084,125
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,646,575
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,050,910
5% 4/15/25	2,230,000	2,414,265
Series 2015 A, 5% 4/15/29	3,000,000	3,505,290
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,129,880
Series 2016 F, 5% 9/1/34	4,000,000	4,704,240
Series 2018 A:
5% 9/1/29	1,250,000	1,549,000
5% 9/1/30	1,000,000	1,233,470
5% 9/1/33	1,000,000	1,222,270
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,122,480
Series 2011 A, 5% 1/1/41	2,715,000	2,820,396
Series 2015 B, 5% 7/1/30	3,500,000	4,135,670
Series 2017 B:
5% 11/1/29	3,000,000	3,752,280
5% 11/1/30	3,700,000	4,598,434
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/31	1,000,000	1,205,340
5% 12/15/32	500,000	600,145
5% 12/15/33	500,000	599,680
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,458,215
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,208,460
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	656,587
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,507,922
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,181,105
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,346,041
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,152,570
Pittsburgh School District:
Series 2014 A, 5% 9/1/23	1,000,000	1,105,740
Series 2015:
5% 9/1/22 (FSA Insured)	885,000	979,651
5% 9/1/23 (FSA Insured)	1,085,000	1,239,851
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured)	3,600,000	4,422,924
Series 2019 B:
4% 9/1/34 (FSA Insured)	2,000,000	2,302,320
4% 9/1/35 (FSA Insured)	400,000	459,000
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,193,860
5% 3/1/36 (FSA Insured)	1,050,000	1,250,655
5% 3/1/37 (FSA Insured)	1,600,000	1,894,672
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,139,954
5% 12/1/20	30,000	31,189
5% 12/1/22	30,000	33,141
5% 12/1/25	1,285,000	1,537,271
5% 12/1/27	1,480,000	1,753,445
5% 12/1/29	1,000,000	1,178,540
Series 2019 A, 4% 6/1/49	4,650,000	5,172,986
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,164,170
5% 1/1/38 (a)	1,125,000	1,298,621
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	4,500,000	5,178,510
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,411,213
5% 4/1/26 (FSA Insured)	1,000,000	1,180,260
5% 4/1/28 (FSA Insured)	1,390,000	1,647,317
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41	1,500,000	1,633,050
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/25	4,465,000	4,572,473
5.25% 7/1/20	1,000,000	1,028,572
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,464,537
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,234,094

TOTAL PENNSYLVANIA		474,716,175

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	550,190
5% 7/1/23	1,000,000	1,099,520
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,253,410
5% 1/1/38	1,300,000	1,623,570
5% 1/1/39	1,000,000	1,244,990
5% 1/1/40	1,100,000	1,365,254

TOTAL PENNSYLVANIA, NEW JERSEY		7,136,934

TOTAL MUNICIPAL BONDS
(Cost $454,760,599)		482,664,206

Municipal Notes - 6.0%
Pennsylvania - 6.0%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2008, 1.75% 10/1/19 (Liquidity Facility Bank of New York, New York), VRDN (c)	1,000,000	$1,000,000
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 110, 1.75% 10/1/19 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,800,000	1,800,000
Series Floaters E 111, 1.75% 10/1/19 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,630,000	5,630,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 1.55% 10/7/19, LOC TD Banknorth, NA, VRDN (c)	2,090,000	2,090,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 1.76% 10/1/19, LOC JPMorgan Chase Bank, VRDN (c)	2,895,000	2,895,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XM 07 46, 1.76% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,860,000	3,860,000
Philadelphia Gen. Oblig. Series 2009 B, 1.6% 10/7/19, LOC Barclays Bank PLC, VRDN (c)	7,000,000	7,000,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 1.76% 10/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	6,300,000	6,300,000
TOTAL MUNICIPAL NOTES
(Cost $30,575,000)		30,575,000
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $485,335,599)		513,239,206
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,067,464)
NET ASSETS - 100%		$510,171,742

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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